SCHEDULE OF LEASES EXPENSES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating lease cost	$ 66,672	$ 54,904
Cost of other leases with period less than one year and variable lease costs	13,092	3,226
Lease expenses	$ 53,580	$ 51,678
Weighted average discount rate	3.63%	3.63%